Expense Example - A C I Shares - JPMorgan Equity Focus Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	631	885	1,157	1,935	263	534	931	1,908	87	299	529	1,190